Related Party Transactions (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Jul. 14, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Due to related parties	$ 1,483,782	$ 2,434,492		$ 69,133
Due to related parties	1,483,782	2,434,492	$ 69,133
Suresh Yezhuvath [Member]
Related Party Transaction [Line Items]
Due to related parties	223,960	223,960
Subash Menon [Member]
Related Party Transaction [Line Items]
Due to related parties
Bannix Management L L P [Member]
Related Party Transaction [Line Items]
Due to related parties
Promissory Notes [Member]
Related Party Transaction [Line Items]
Due to related parties	840,000	840,000
Stanley Hills [Member]
Related Party Transaction [Line Items]
Due to related parties	285,252	785,252
Accrued Executive Compensation [Member]
Related Party Transaction [Line Items]
Due to related parties	45,000	250,000
Anat Attia [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 89,570	$ 335,280	$ 69,133